Share-based Payment Expense - Summary of Movement and Options Outstanding Under Share Option Schemes (Detail)	12 Months Ended
	Dec. 31, 2022 shares Options € / shares	Dec. 31, 2021 shares Options € / shares	Dec. 31, 2020 Options shares € / shares
Disclosure Of Share Based Compensation Expense [line items]
Number of options, Exercised (in shares) | Options	(449,703)	(521,523)	(256,521)
Share Option Schemes Excluding Savings Related Share Option Schemes
Disclosure Of Share Based Compensation Expense [line items]
Weighted average exercise price, Outstanding at beginning of year (in euros per share) | € / shares	€ 16.19	€ 16.19	€ 16.19
Weighted average exercise price, Exercised (in euros per share) | € / shares	16.19	16.19	16.19
Weighted average exercise price, Lapsed (in euros per share) | € / shares	16.19	0	16.19
Weighted average exercise price, Outstanding at end of year (in euros per share) | € / shares	16.19	16.19	16.19
Weighted average exercise price, Exercisable at end of year (in euros per share) | € / shares	€ 16.19	€ 16.19	€ 16.19
Number of options, Outstanding at beginning of year (in shares) | shares	145,731	197,253	278,349
Number of options, Exercised (in shares) | shares	(47,058)	(51,522)	(77,748)
Number of options, Lapsed (in shares) | shares	(1,116)	0	(3,348)
Number of options, Outstanding at end of year (in shares) | shares	97,557	145,731	197,253
Number of options, Exercisable at end of year (in shares) | shares	97,557	145,731	197,253